UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 101.8%
Aerospace & Defense — 2.1%
1,338	Aerovironment, Inc.*	$33,048
2,691	Alliant Techsystems, Inc.*	198,892
3,553	DigitalGlobe, Inc.*	104,920
2,579	Raytheon Co.	119,279

		456,139

Beverages — 3.2%
3,438	Hansen Natural Corp.*	182,970
7,807	PepsiCo., Inc.	504,567

		687,537

Biotechnology* — 2.3%
2,142	Amgen, Inc.	112,862
1,752	Biogen Idec, Inc.	112,075
7,247	Gilead Sciences, Inc.	264,516

		489,453

Capital Markets — 4.2%
3,329	Evercore Partners, Inc.	100,469
7,052	Lazard Ltd.	252,532
4,881	Morgan Stanley & Co.	119,389
5,906	Northern Trust Corp.	297,072
9,024	The Charles Schwab Corp.	135,631

		905,093

Chemicals — 1.5%
2,026	Ecolab, Inc.	96,863
1,580	Praxair, Inc.	145,439
4,417	STR Holdings, Inc.*	79,285

		321,587

Commercial Banks* — 0.4%
6,843	Eagle Bancorp, Inc.	86,701

Commercial Services & Supplies — 2.3%
5,875	Healthcare Services Group, Inc.	93,589
17,453	Iron Mountain, Inc.	387,631

		481,220

Communications Equipment — 6.1%
5,800	Calix, Inc.*	74,066
25,091	Cisco Systems, Inc.*	480,743
16,028	QUALCOMM, Inc.	749,149

		1,303,958

Computers & Peripherals* — 6.1%
3,603	Apple, Inc.	1,121,073
3,576	NetApp, Inc.	182,126

		1,303,199

Construction & Engineering* — 0.5%
5,500	Quanta Services, Inc.	96,855

Consumer Finance* — 1.4%
25,636	SLM Corp.	296,096

Shares	Description	Value
Common Stocks — (continued)
Diversified Consumer Services* — 0.8%
2,795	Coinstar, Inc.	$180,110

Diversified Financial Services — 2.1%
1,127	CME Group, Inc.	324,644
1,053	IntercontinentalExchange, Inc.*	118,673

		443,317

Diversified Telecommunication Services* — 0.5%
6,439	TW telecom, inc.	106,115

Electrical Equipment — 1.0%
1,077	Rockwell Automation, Inc.	71,211
1,847	Roper Industries, Inc.	133,741

		204,952

Electronic Equipment, Instruments & Components — 1.5%
3,093	Amphenol Corp.	154,743
5,962	FLIR Systems, Inc.*	159,811

		314,554

Energy Equipment & Services — 6.5%
4,384	Cameron International Corp.*	210,914
1,674	Core Laboratories NV	143,294
1,534	Dril-Quip, Inc.*	118,793
8,385	Halliburton Co.	317,289
7,749	Schlumberger Ltd.	599,308

		1,389,598

Food & Staples Retailing — 1.7%
5,442	Costco Wholesale Corp.	367,934

Food Products — 0.3%
2,317	Kraft Foods, Inc.	70,089

Health Care Equipment & Supplies — 4.5%
7,161	Baxter International, Inc.	347,667
1,447	C.R. Bard, Inc.	122,778
7,683	CareFusion Corp.*	175,710
7,812	St. Jude Medical, Inc.*	302,246

		948,401

Health Care Providers & Services* — 1.3%
7,831	ExamWorks Group, Inc.	135,085
2,635	Henry Schein, Inc.	151,328

		286,413

Health Care Technology* — 1.1%
7,447	Emdeon, Inc.	92,864
7,545	MedAssets, Inc.	139,922

		232,786

Hotels, Restaurants & Leisure — 2.0%
1,801	Choice Hotels International, Inc.	67,087
3,142	McDonald’s Corp.	246,019
2,338	Yum! Brands, Inc.	117,087

		430,193

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household Durables — 0.6%
7,975	Newell Rubbermaid, Inc.	$133,741

Household Products — 1.2%
4,028	The Procter & Gamble Co.	245,990

Internet Software & Services* — 3.4%
1,786	Equinix, Inc.	138,594
851	Google, Inc.	472,909
4,520	GSI Commerce, Inc.	107,802

		719,305

IT Services — 4.4%
1,619	Cognizant Technology Solutions Corp.*	105,203
7,984	Genpact Ltd.*	111,137
5,033	Global Payments, Inc.	209,172
1,135	MasterCard, Inc.	269,029
1,060	Visa, Inc.	78,281
8,930	Western Union Co.	157,525

		930,347

Life Sciences Tools & Services* — 1.1%
4,409	Thermo Fisher Scientific, Inc.	224,242

Machinery — 1.9%
2,344	Danaher Corp.	101,378
2,444	IDEX Corp.	91,576
5,990	Kennametal, Inc.	202,582

		395,536

Media — 1.3%
4,450	Lamar Advertising Co.*	163,538
3,157	Viacom, Inc. Class B	119,429

		282,967

Multiline Retail — 1.0%
3,818	Target Corp.	217,397

Oil, Gas & Consumable Fuels — 3.6%
1,769	Occidental Petroleum Corp.	155,972
4,901	Petrohawk Energy Corp.*	87,385
9,159	Southwestern Energy Co.*	331,556
1,660	Whiting Petroleum Corp.*	182,683

		757,596

Paper & Forest Products — 1.1%
3,755	Schweitzer-Mauduit International, Inc.	235,852

Personal Products — 1.2%
8,969	Avon Products, Inc.	256,155

Pharmaceuticals — 2.3%
6,630	Johnson & Johnson	408,077
1,607	Teva Pharmaceutical Industries Ltd. ADR	80,414

		488,491

Professional Services* — 0.9%
6,368	Verisk Analytics, Inc.	192,759

Shares	Description	Value
Common Stocks — (continued)
Real Estate Management & Development* — 1.0%
11,623	CB Richard Ellis Group, Inc.	$223,045

Semiconductors & Semiconductor Equipment — 3.1%
5,175	Broadcom Corp.	230,236
3,580	Linear Technology Corp.	116,708
11,671	Xilinx, Inc.	316,517

		663,461

Software — 7.2%
2,891	Citrix Systems, Inc.*	192,020
18,248	Microsoft Corp.	460,032
17,124	Oracle Corp.	463,033
7,017	RealD, Inc.*	199,844
1,549	Salesforce.com, Inc.*	215,652

		1,530,581

Specialty Retail — 7.2%
1,709	Advance Auto Parts, Inc.	112,777
4,997	Bed Bath & Beyond, Inc.*	218,569
3,794	Dick’s Sporting Goods, Inc.*	129,793
11,289	GameStop Corp.*	224,877
13,289	Lowe’s Cos., Inc.	301,660
11,028	OfficeMax, Inc.*	188,468
4,573	PetSmart, Inc.	173,134
8,816	Staples, Inc.	194,040

		1,543,318

Textiles, Apparel & Luxury Goods — 3.5%
2,849	NIKE, Inc. Class B	245,384
2,764	Phillips-Van Heusen Corp.	187,510
2,764	Polo Ralph Lauren Corp.	301,939

		734,833

Thrifts & Mortgage Finance — 0.4%
7,624	People’s United Financial, Inc.	94,461

Wireless Telecommunication Services* — 2.0%
6,019	American Tower Corp.	304,381
3,056	Crown Castle International Corp.	126,946

		431,327

TOTAL COMMON STOCKS		$21,703,704

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 0.5%
Repurchase Agreement — 0.5%
Joint Repurchase Agreement Account II
$100,000	0.242%	12/01/10	$100,000
Maturity Value: $100,001

TOTAL INVESTMENTS — 102.3%			$21,803,704

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%			(483,759)

NET ASSETS — 100.0%			$21,319,945

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At November 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$18,477,505

Gross unrealized gain	3,954,006
Gross unrealized loss	(627,807)

Net unrealized security gain	$3,326,199

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.3%
Aerospace & Defense — 0.7%
201,843	Raytheon Co.	$9,335,239

Beverages — 5.0%
757,331	PepsiCo., Inc.	48,946,303
239,100	The Coca-Cola Co.	15,103,947

		64,050,250

Biotechnology* — 2.3%
115,600	Amgen, Inc.	6,090,964
114,760	Biogen Idec, Inc.	7,341,197
450,776	Gilead Sciences, Inc.	16,453,324

		29,885,485

Capital Markets — 3.6%
417,600	Morgan Stanley & Co.	10,214,496
402,300	Northern Trust Corp.	20,235,690
1,053,086	The Charles Schwab Corp.	15,827,883

		46,278,069

Chemicals — 2.4%
298,869	Ecolab, Inc.	14,288,927
176,043	Praxair, Inc.	16,204,758

		30,493,685

Commercial Services & Supplies — 1.9%
1,068,935	Iron Mountain, Inc.	23,741,046

Communications Equipment — 7.1%
1,920,783	Cisco Systems, Inc.*	36,802,202
1,173,945	QUALCOMM, Inc.	54,870,190

		91,672,392

Computers & Peripherals* — 6.2%
221,991	Apple, Inc.	69,072,499
198,559	NetApp, Inc.	10,112,610

		79,185,109

Consumer Finance* — 1.2%
1,306,921	SLM Corp.	15,094,938

Diversified Financial Services — 2.3%
103,535	CME Group, Inc.	29,824,292

Electronic Equipment, Instruments & Components — 1.6%
404,221	Amphenol Corp.	20,223,177

Energy Equipment & Services — 6.4%
749,817	Halliburton Co.	28,373,075
696,788	Schlumberger Ltd.	53,889,584

		82,262,659

Food & Staples Retailing — 2.4%
464,064	Costco Wholesale Corp.	31,375,367

Food Products — 0.9%
377,247	Kraft Foods, Inc.	11,411,722

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — 3.9%
589,277	Baxter International, Inc.	$28,609,399
568,209	St. Jude Medical, Inc.*	21,984,006

		50,593,405

Hotels, Restaurants & Leisure — 1.9%
226,152	McDonald’s Corp.	17,707,702
145,800	Yum! Brands, Inc.	7,301,664

		25,009,366

Household Products — 1.9%
390,506	The Procter & Gamble Co.	23,848,201

Internet Software & Services* — 3.7%
195,603	Equinix, Inc.	15,178,793
57,676	Google, Inc.	32,051,130

		47,229,923

IT Services — 4.6%
126,047	Cognizant Technology Solutions Corp.*	8,190,534
286,792	Global Payments, Inc.	11,919,076
71,200	MasterCard, Inc.	16,876,536
117,370	Visa, Inc.	8,667,774
754,409	Western Union Co.	13,307,775

		58,961,695

Life Sciences Tools & Services* — 2.0%
497,423	Thermo Fisher Scientific, Inc.	25,298,934

Machinery — 0.6%
172,000	Danaher Corp.	7,439,000

Media — 1.4%
478,265	Viacom, Inc. Class B	18,092,765

Multiline Retail — 1.8%
414,677	Target Corp.	23,611,708

Oil, Gas & Consumable Fuels — 3.1%
196,689	Occidental Petroleum Corp.	17,342,069
626,100	Southwestern Energy Co.*	22,664,820

		40,006,889

Personal Products — 1.7%
748,390	Avon Products, Inc.	21,374,018

Pharmaceuticals — 4.3%
604,299	Johnson & Johnson	37,194,603
279,300	Merck & Co., Inc.	9,627,471
168,687	Teva Pharmaceutical Industries Ltd. ADR	8,441,098

		55,263,172

Real Estate Management & Development* — 1.9%
1,250,265	CB Richard Ellis Group, Inc.	23,992,585

Semiconductors & Semiconductor Equipment — 2.8%
341,307	Broadcom Corp.	15,184,748
774,225	Xilinx, Inc.	20,996,982

		36,181,730

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — 4.9%
1,049,145	Microsoft Corp.	$26,448,946
1,362,585	Oracle Corp.	36,844,298

		63,293,244

Specialty Retail — 5.8%
318,600	Bed Bath & Beyond, Inc.*	13,935,564
1,301,818	Lowe’s Cos., Inc.	29,551,268
1,392,261	Staples, Inc.	30,643,665

		74,130,497

Textiles, Apparel & Luxury Goods — 2.8%
320,377	NIKE, Inc. Class B	27,594,071
77,400	Polo Ralph Lauren Corp.	8,455,176

		36,049,247

Thrifts & Mortgage Finance — 0.9%
924,460	People’s United Financial, Inc.	11,454,059

Wireless Telecommunication Services* — 4.3%
737,446	American Tower Corp.	37,292,644
434,065	Crown Castle International Corp.	18,031,060

		55,323,704

TOTAL COMMON STOCKS		$1,261,987,572

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 1.9%
Repurchase Agreement — 1.9%
Joint Repurchase Agreement Account II
$24,400,000	0.242%	12/01/10	$24,400,000
Maturity Value: $24,400,164

TOTAL INVESTMENTS — 100.2%			$1,286,387,572

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(2,243,456)

NET ASSETS — 100.0%			$1,284,144,116

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$984,687,039

Gross unrealized gain	332,376,813
Gross unrealized loss	(30,676,280)

Net unrealized security gain	$301,700,533

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.9%
Beverages — 3.8%
158,050	PepsiCo., Inc.	$10,214,772

Biotechnology* — 1.6%
116,650	Gilead Sciences, Inc.	4,257,725

Capital Markets — 3.5%
106,290	Northern Trust Corp.	5,346,387
260,390	The Charles Schwab Corp.	3,913,662

		9,260,049

Chemicals — 1.2%
36,220	Praxair, Inc.	3,334,051

Communications Equipment — 8.6%
471,108	Cisco Systems, Inc.*	9,026,429
297,803	QUALCOMM, Inc.	13,919,312

		22,945,741

Computers & Peripherals* — 6.6%
56,952	Apple, Inc.	17,720,615

Diversified Financial Services — 4.0%
36,585	CME Group, Inc.	10,538,675

Energy Equipment & Services — 8.9%
212,513	Halliburton Co.	8,041,492
204,426	Schlumberger Ltd.	15,810,307

		23,851,799

Food & Staples Retailing — 3.7%
146,790	Costco Wholesale Corp.	9,924,472

Health Care Equipment & Supplies — 5.7%
162,896	Baxter International, Inc.	7,908,601
185,687	St. Jude Medical, Inc.*	7,184,230

		15,092,831

Household Products — 2.4%
103,770	The Procter & Gamble Co.	6,337,234

Internet Software & Services* — 1.8%
61,023	Equinix, Inc.	4,735,385

IT Services — 3.1%
35,130	MasterCard, Inc.	8,326,864

Life Sciences Tools & Services* — 2.6%
136,310	Thermo Fisher Scientific, Inc.	6,932,727

Oil, Gas & Consumable Fuels — 4.5%
63,500	Occidental Petroleum Corp.	5,598,795
176,570	Southwestern Energy Co.*	6,391,834

		11,990,629

Personal Products — 2.7%
250,224	Avon Products, Inc.	7,146,397

Pharmaceuticals — 4.4%
139,120	Johnson & Johnson	8,562,836
62,660	Teva Pharmaceutical Industries Ltd. ADR	3,135,506

		11,698,342

Shares	Description	Value
Common Stocks — (continued)
Real Estate Management & Development* — 2.8%
386,253	CB Richard Ellis Group, Inc.	$7,412,195

Semiconductors & Semiconductor Equipment — 4.0%
117,480	Broadcom Corp.	5,226,685
202,118	Xilinx, Inc.	5,481,440

		10,708,125

Software — 6.0%
290,370	Microsoft Corp.	7,320,228
321,520	Oracle Corp.	8,693,901

		16,014,129

Specialty Retail — 7.3%
432,753	Lowe’s Cos., Inc.	9,823,493
435,194	Staples, Inc.	9,578,620

		19,402,113

Textiles, Apparel & Luxury Goods — 2.8%
85,870	NIKE, Inc. Class B	7,395,983

Wireless Telecommunication Services* — 6.9%
240,988	American Tower Corp.	12,186,763
149,995	Crown Castle International Corp.	6,230,792

		18,417,555

TOTAL COMMON STOCKS		$263,658,408

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 1.1%
Repurchase Agreement — 1.1%
Joint Repurchase Agreement Account II
$3,000,000	0.242%	12/01/10	$3,000,000
Maturity Value: $3,000,020

TOTAL INVESTMENTS — 100.0%			$266,658,408

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%			(19,168)

NET ASSETS — 100.0%			$266,639,240

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$222,921,272

Gross unrealized gain	51,776,735
Gross unrealized loss	(8,039,599)

Net unrealized security gain	$43,737,136

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 95.1%
Aerospace & Defense — 3.6%
830,018	Alliant Techsystems, Inc.*	$61,346,630
1,260,701	DigitalGlobe, Inc.*	37,228,501
1,006,414	Raytheon Co.	46,546,647

		145,121,778

Air Freight & Logistics — 0.7%
359,174	C.H. Robinson Worldwide, Inc.	26,474,716

Beverages* — 1.1%
861,719	Hansen Natural Corp.	45,860,685

Biotechnology* — 0.7%
429,686	Biogen Idec, Inc.	27,487,013

Capital Markets — 4.8%
1,634,569	Lazard Ltd.	58,533,916
1,485,124	Northern Trust Corp.	74,701,737
3,458,766	TD Ameritrade Holding Corp.	57,899,743

		191,135,396

Chemicals — 1.8%
1,477,053	Ecolab, Inc.	70,617,904

Commercial Services & Supplies — 2.3%
4,172,998	Iron Mountain, Inc.	92,682,286

Computers & Peripherals* — 1.8%
1,384,233	NetApp, Inc.	70,498,987

Construction & Engineering* — 1.5%
3,339,189	Quanta Services, Inc.	58,803,118

Consumer Finance* — 1.4%
4,887,189	SLM Corp.	56,447,033

Diversified Consumer Services* — 1.6%
1,008,916	Coinstar, Inc.	65,014,547

Diversified Financial Services* — 1.9%
660,488	IntercontinentalExchange, Inc.	74,436,998

Diversified Telecommunication Services* — 1.3%
3,172,392	TW telecom, inc.	52,281,020

Electrical Equipment — 2.1%
597,278	Rockwell Automation, Inc.	39,492,022
637,635	Roper Industries, Inc.	46,171,150

		85,663,172

Electronic Equipment, Instruments & Components — 3.4%
1,577,423	Amphenol Corp.	78,918,473
2,106,373	FLIR Systems, Inc.*	56,461,328

		135,379,801

Energy Equipment & Services — 5.5%
2,203,472	Cameron International Corp.*	106,009,038
613,421	Core Laboratories NV	52,508,838

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — (continued)
808,255	Dril-Quip, Inc.*	$62,591,267

		221,109,143

Health Care Equipment & Supplies — 5.2%
766,776	C.R. Bard, Inc.	65,060,944
2,109,643	CareFusion Corp.*	48,247,535
73,489	Intuitive Surgical, Inc.*	19,128,452
1,959,759	St. Jude Medical, Inc.*	75,823,076

		208,260,007

Health Care Providers & Services* — 2.2%
2,279,002	Emdeon, Inc.	28,419,155
1,025,557	Henry Schein, Inc.	58,897,738

		87,316,893

Household Durables — 1.8%
4,197,090	Newell Rubbermaid, Inc.	70,385,199

Internet Software & Services* — 1.8%
635,052	Equinix, Inc.	49,280,035
1,041,498	GSI Commerce, Inc.	24,839,727

		74,119,762

IT Services — 5.0%
486,580	Cognizant Technology Solutions Corp.*	31,617,968
1,537,588	Genpact Ltd.*	21,403,225
2,247,865	Global Payments, Inc.	93,421,269
99,376	VeriFone Holdings, Inc.*	3,453,316
2,748,287	Western Union Co.	48,479,783

		198,375,561

Machinery — 1.8%
2,123,893	Kennametal, Inc.	71,830,061

Media* — 1.5%
1,646,542	Lamar Advertising Co.	60,510,419

Oil, Gas & Consumable Fuels* — 4.4%
1,743,773	Petrohawk Energy Corp.	31,091,473
2,063,526	Southwestern Energy Co.	74,699,641
625,528	Whiting Petroleum Corp.	68,839,356

		174,630,470

Paper & Forest Products — 1.3%
856,556	Schweitzer-Mauduit International, Inc.	53,800,282

Personal Products — 2.1%
2,928,035	Avon Products, Inc.	83,624,680

Professional Services* — 1.4%
1,902,573	Verisk Analytics, Inc.	57,590,885

Real Estate Management & Development* — 2.0%
4,071,178	CB Richard Ellis Group, Inc.	78,125,906

Semiconductors & Semiconductor Equipment — 5.1%
629,442	Altera Corp.	22,087,120
1,295,448	Broadcom Corp.	57,634,481
1,162,271	Linear Technology Corp.	37,890,035

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
3,224,617	Xilinx, Inc.	$87,451,613

		205,063,249

Software* — 3.9%
964,282	Citrix Systems, Inc.	64,047,610
559,666	Salesforce.com, Inc.	77,916,701
439,708	SuccessFactors, Inc.	13,265,990

		155,230,301

Specialty Retail — 10.6%
601,846	Advance Auto Parts, Inc.	39,715,817
1,896,762	Bed Bath & Beyond, Inc.*	82,964,370
1,242,984	Dick’s Sporting Goods, Inc.*	42,522,483
3,370,788	GameStop Corp.*	67,146,097
744,219	J. Crew Group, Inc.*	32,537,255
1,989,068	PetSmart, Inc.	75,306,114
3,854,180	Staples, Inc.	84,830,502

		425,022,638

Textiles, Apparel & Luxury Goods — 4.3%
1,065,415	Phillips-Van Heusen Corp.	72,277,754
917,883	Polo Ralph Lauren Corp.	100,269,539

		172,547,293

Thrifts & Mortgage Finance — 1.3%
4,350,446	People’s United Financial, Inc.	53,902,026

Wireless Telecommunication Services* — 3.9%
1,276,077	American Tower Corp.	64,531,214
1,202,628	Crown Castle International Corp.	49,957,167
1,037,809	SBA Communications Corp.	40,630,222

		155,118,603

TOTAL COMMON STOCKS		$3,804,467,832

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 5.2%
Repurchase Agreement — 5.2%
Joint Repurchase Agreement Account II
$207,200,000	0.242%	12/01/10	$207,200,000
Maturity Value: $207,201,393

TOTAL INVESTMENTS — 100.3%			$4,011,667,832

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(10,994,402)

NET ASSETS — 100.0%			$4,000,673,430

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At November 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,434,053,211

Gross unrealized gain	677,524,323
Gross unrealized loss	(99,909,702)

Net unrealized security gain	$577,614,621

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 94.6%
Aerospace & Defense* — 3.5%
252,542	Aerovironment, Inc.	$6,237,788
138,929	Alliant Techsystems, Inc.	10,268,242
340,915	DigitalGlobe, Inc.	10,067,220

		26,573,250

Auto Components* — 0.6%
429,141	Amerigon, Inc.	4,505,980

Beverages* — 1.1%
160,251	Hansen Natural Corp.	8,528,558

Biotechnology* — 3.0%
81,348	Alexion Pharmaceuticals, Inc.	6,219,054
198,354	BioMarin Pharmaceutical, Inc.	5,371,426
40,906	Cephalon, Inc.	2,597,122
410,603	Halozyme Therapeutics, Inc.	2,841,373
228,455	Incyte Corp.	3,314,882
52,080	Pharmasset, Inc.	2,256,106

		22,599,963

Capital Markets — 3.8%
120,942	Eaton Vance Corp.	3,594,396
360,865	Evercore Partners, Inc.	10,890,906
190,635	Lazard Ltd.	6,826,639
1,152,309	TradeStation Group, Inc.*	7,328,685

		28,640,626

Chemicals* — 0.8%
356,112	STR Holdings, Inc.	6,392,210

Commercial Banks — 1.8%
283,254	Eagle Bancorp, Inc.*	3,588,828
310,205	East West Bancorp, Inc.	5,378,955
1,573,181	Popular, Inc.*	4,530,761

		13,498,544

Commercial Services & Supplies — 5.8%
779,141	Healthcare Services Group, Inc.	12,411,716
771,813	Iron Mountain, Inc.	17,141,967
419,246	Ritchie Bros. Auctioneers, Inc.	8,393,305
72,550	Stericycle, Inc.*	5,361,445

		43,308,433

Communications Equipment* — 0.7%
413,690	Calix, Inc.	5,282,821

Construction & Engineering* — 1.5%
629,611	Quanta Services, Inc.	11,087,450

Consumer Finance* — 1.4%
915,365	SLM Corp.	10,572,466

Diversified Consumer Services* — 1.7%
193,452	Coinstar, Inc.	12,466,047

Diversified Financial Services — 1.0%
233,896	CBOE Holdings, Inc.	5,564,386

Shares	Description	Value
Common Stocks — (continued)
Diversified Financial Services — (continued)
52,482	MSCI, Inc.*	$1,787,537

		7,351,923

Diversified Telecommunication Services* — 1.4%
650,137	TW telecom, inc.	10,714,258

Electrical Equipment — 2.0%
58,658	Rockwell Automation, Inc.	3,878,467
152,200	Roper Industries, Inc.	11,020,802

		14,899,269

Electronic Equipment, Instruments & Components — 5.4%
207,615	Amphenol Corp.	10,386,978
345,958	Cogent, Inc.*	3,629,099
118,857	Dolby Laboratories, Inc.*	7,522,459
83,355	DTS, Inc.*	3,912,684
396,592	FLIR Systems, Inc.*	10,630,649
158,219	IPG Photonics Corp.*	4,534,557

		40,616,426

Energy Equipment & Services — 3.3%
148,858	Core Laboratories NV	12,742,245
153,666	Dril-Quip, Inc.*	11,899,895

		24,642,140

Food Products* — 0.3%
553,463	Smart Balance, Inc.	2,025,675

Health Care Equipment & Supplies* — 1.5%
310,266	CareFusion Corp.	7,095,784
328,019	Natus Medical, Inc.	4,218,324

		11,314,108

Health Care Providers & Services* — 2.4%
344,814	ExamWorks Group, Inc.	5,948,041
213,018	Henry Schein, Inc.	12,233,624

		18,181,665

Health Care Technology* — 2.7%
803,295	Emdeon, Inc.	10,017,088
544,440	MedAssets, Inc.	10,096,640

		20,113,728

Hotels, Restaurants & Leisure — 1.8%
196,039	Choice Hotels International, Inc.	7,302,453
373,478	Texas Roadhouse, Inc.*	6,382,739

		13,685,192

Household Durables — 0.6%
268,590	Newell Rubbermaid, Inc.	4,504,254

Internet & Catalog Retail* — 0.3%
40,057	Blue Nile, Inc.	1,980,819

Internet Software & Services* — 2.5%
103,137	Equinix, Inc.	8,003,431
457,214	GSI Commerce, Inc.	10,904,554

		18,907,985

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
IT Services — 2.9%
491,611	Genpact Ltd.*	$6,843,225
341,138	Global Payments, Inc.	14,177,695
18,558	VeriFone Holdings, Inc.*	644,891

		21,665,811

Life Sciences Tools & Services* — 1.3%
612,044	Bruker Corp.	9,437,718

Machinery — 2.7%
170,954	IDEX Corp.	6,405,646
400,413	Kennametal, Inc.	13,541,968

		19,947,614

Media* — 1.5%
312,581	Lamar Advertising Co.	11,487,352

Oil, Gas & Consumable Fuels* — 4.5%
326,452	Petrohawk Energy Corp.	5,820,639
1,006,438	Rex Energy Corp.	11,926,291
146,643	Whiting Petroleum Corp.	16,138,062

		33,884,992

Paper & Forest Products — 1.4%
162,851	Schweitzer-Mauduit International, Inc.	10,228,671

Pharmaceuticals* — 0.4%
275,806	Eurand NV	3,025,592

Professional Services* — 1.1%
281,717	Verisk Analytics, Inc.	8,527,574

Real Estate Management & Development* — 1.9%
761,883	CB Richard Ellis Group, Inc.	14,620,535

Road & Rail* — 0.5%
274,058	Roadrunner Transportation Systems, Inc.	3,475,055

Semiconductors & Semiconductor Equipment — 4.5%
220,736	Cavium Networks, Inc.*	8,121,981
138,925	Hittite Microwave Corp.*	7,952,067
229,234	Linear Technology Corp.	7,473,028
383,572	Xilinx, Inc.	10,402,473

		33,949,549

Software* — 4.9%
256,352	Motricity, Inc.	7,623,908
334,744	RealD, Inc.	9,533,509
81,040	Rosetta Stone, Inc.	1,701,030
1,043,899	Sonic Solutions	10,418,112
241,575	SuccessFactors, Inc.	7,288,318

		36,564,877

Specialty Retail — 9.2%
114,435	Advance Auto Parts, Inc.	7,551,566
290,970	Dick’s Sporting Goods, Inc.*	9,954,084
626,706	GameStop Corp.*	12,483,983
139,762	J. Crew Group, Inc.*	6,110,394
816,210	OfficeMax, Inc.*	13,949,029
324,451	PetSmart, Inc.	12,283,715

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — (continued)
221,508	Rue21, Inc.*	$6,647,455

		68,980,226

Textiles, Apparel & Luxury Goods — 3.7%
275,534	Carter’s, Inc.*	8,723,407
199,898	Phillips-Van Heusen Corp.	13,561,080
77,180	Under Armour, Inc.*	4,455,601
40,321	Vera Bradley, Inc.*	1,320,110

		28,060,198

Thrifts & Mortgage Finance — 0.8%
505,435	People’s United Financial, Inc.	6,262,340

Wireless Telecommunication Services* — 2.4%
465,086	SBA Communications Corp.	18,208,117

TOTAL COMMON STOCKS		$710,720,011

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 5.4%
Repurchase Agreement — 5.4%
Joint Repurchase Agreement Account II
$40,800,000	0.242%	12/01/10	$40,800,000
Maturity Value: $40,800,274

TOTAL INVESTMENTS — 100.0%			$751,520,011

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			85,662

NET ASSETS — 100.0%			$751,605,673

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At November 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$642,546,574

Gross unrealized gain	128,164,763
Gross unrealized loss	(19,191,326)

Net unrealized security gain	$108,973,437

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.3%
Aerospace & Defense — 0.9%
103,323	Raytheon Co.	$4,778,689

Beverages — 4.7%
282,643	PepsiCo., Inc.	18,267,217
89,945	The Coca-Cola Co.	5,681,826

		23,949,043

Biotechnology* — 2.5%
64,612	Amgen, Inc.	3,404,406
57,143	Biogen Idec, Inc.	3,655,438
156,550	Gilead Sciences, Inc.	5,714,075

		12,773,919

Capital Markets — 3.8%
198,818	Morgan Stanley & Co.	4,863,088
167,651	Northern Trust Corp.	8,432,846
403,898	The Charles Schwab Corp.	6,070,587

		19,366,521

Chemicals — 2.6%
116,416	Ecolab, Inc.	5,565,849
81,121	Praxair, Inc.	7,467,188

		13,033,037

Communications Equipment — 7.3%
801,677	Cisco Systems, Inc.*	15,360,131
458,660	QUALCOMM, Inc.	21,437,769

		36,797,900

Computers & Peripherals* — 6.3%
84,537	Apple, Inc.	26,303,688
114,993	NetApp, Inc.	5,856,593

		32,160,281

Diversified Financial Services — 2.6%
45,765	CME Group, Inc.	13,183,066

Energy Equipment & Services — 6.9%
326,054	Halliburton Co.	12,337,883
293,503	Schlumberger Ltd.	22,699,522

		35,037,405

Food & Staples Retailing — 3.0%
225,005	Costco Wholesale Corp.	15,212,588

Food Products — 1.0%
160,535	Kraft Foods, Inc.	4,856,184

Health Care Equipment & Supplies — 4.0%
234,781	Baxter International, Inc.	11,398,618
234,842	St. Jude Medical, Inc.*	9,086,037

		20,484,655

Hotels, Restaurants & Leisure — 1.9%
87,711	McDonald’s Corp.	6,867,771

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
54,508	Yum! Brands, Inc.	$2,729,761

		9,597,532

Household Products — 1.9%
161,104	The Procter & Gamble Co.	9,838,621

Internet Software & Services* — 3.6%
51,709	Equinix, Inc.	4,012,618
25,717	Google, Inc.	14,291,194

		18,303,812

IT Services — 4.2%
46,111	MasterCard, Inc.	10,929,690
55,646	Visa, Inc.	4,109,457
346,317	Western Union Co.	6,109,032

		21,148,179

Life Sciences Tools & Services* — 1.9%
190,421	Thermo Fisher Scientific, Inc.	9,684,812

Machinery — 1.2%
137,479	Danaher Corp.	5,945,967

Media — 1.4%
182,139	Viacom, Inc. Class B	6,890,318

Multiline Retail — 2.0%
176,759	Target Corp.	10,064,657

Oil, Gas & Consumable Fuels — 3.3%
79,698	Occidental Petroleum Corp.	7,026,973
272,681	Southwestern Energy Co.*	9,871,052

		16,898,025

Personal Products — 2.1%
365,243	Avon Products, Inc.	10,431,340

Pharmaceuticals — 4.7%
239,806	Johnson & Johnson	14,760,059
141,891	Merck & Co., Inc.	4,890,983
80,410	Teva Pharmaceutical Industries Ltd. ADR	4,023,717

		23,674,759

Semiconductors & Semiconductor Equipment — 3.2%
130,079	Broadcom Corp.	5,787,215
389,779	Xilinx, Inc.	10,570,806

		16,358,021

Software — 5.5%
552,194	Microsoft Corp.	13,920,811
516,187	Oracle Corp.	13,957,696

		27,878,507

Specialty Retail — 6.7%
156,692	Bed Bath & Beyond, Inc.*	6,853,708
602,869	Lowe’s Cos., Inc.	13,685,127
616,621	Staples, Inc.	13,571,828

		34,110,663

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — 2.2%
130,363	NIKE, Inc. Class B	$11,228,165

Thrifts & Mortgage Finance — 0.8%
317,796	People’s United Financial, Inc.	3,937,492

Wireless Telecommunication Services* — 5.1%
292,924	American Tower Corp.	14,813,167
261,833	Crown Castle International Corp.	10,876,543

		25,689,710

TOTAL COMMON STOCKS		$493,313,868

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 2.7%
Repurchase Agreement — 2.7%
Joint Repurchase Agreement Account II
$13,900,000	0.242%	12/01/10	$13,900,000
Maturity Value: $13,900,093

TOTAL INVESTMENTS — 100.0%			$507,213,868

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%			(215,059)

NET ASSETS — 100.0%			$506,998,809

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$469,157,892

Gross unrealized gain	56,134,165
Gross unrealized loss	(18,078,189)

Net unrealized security gain	$38,055,976

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 99.4%
Aerospace & Defense* — 2.2%
307,900	DigitalGlobe, Inc.	$9,092,287

Chemicals* — 1.5%
342,283	STR Holdings, Inc.	6,143,980

Commercial Services & Supplies — 3.3%
630,330	Iron Mountain, Inc.	13,999,629

Communications Equipment — 10.4%
444,240	Calix, Inc.*	5,672,945
648,441	Cisco Systems, Inc.*	12,424,130
542,937	QUALCOMM, Inc.	25,376,875

		43,473,950

Computers & Peripherals* — 12.2%
106,412	Apple, Inc.	33,110,094
358,430	NetApp, Inc.	18,254,840

		51,364,934

Diversified Consumer Services* — 3.3%
216,832	Coinstar, Inc.	13,972,654

Diversified Financial Services — 2.2%
31,887	CME Group, Inc.	9,185,369

Diversified Telecommunication Services* — 1.8%
462,476	TW telecom, inc.	7,621,605

Electronic Equipment, Instruments & Components — 6.6%
217,170	Amphenol Corp.	10,865,015
150,178	Dolby Laboratories, Inc.*	9,504,766
155,933	DTS, Inc.*	7,319,495

		27,689,276

Internet Software & Services* — 9.1%
92,264	Equinix, Inc.	7,159,686
28,600	Google, Inc.	15,893,306
344,387	GSI Commerce, Inc.	8,213,630
237,530	Rackspace Hosting, Inc.	6,928,750

		38,195,372

IT Services — 6.3%
136,098	Cognizant Technology Solutions Corp.*	8,843,648
205,520	Global Payments, Inc.	8,541,411
38,685	MasterCard, Inc.	9,169,506

		26,554,565

Semiconductors & Semiconductor Equipment — 9.1%
99,832	Altera Corp.	3,503,105
217,600	Broadcom Corp.	9,681,024
195,312	Cavium Networks, Inc.*	7,186,505
216,770	Linear Technology Corp.	7,066,702
404,885	Xilinx, Inc.	10,980,481

		38,417,817

Software — 24.0%
743,688	Activision Blizzard, Inc.	8,730,897

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
156,516	Citrix Systems, Inc.*	$10,395,793
279,100	CommVault Systems, Inc.*	8,130,183
370,325	Microsoft Corp.	9,335,893
343,311	Motricity, Inc.*	10,210,069
367,950	Oracle Corp.	9,949,368
371,968	RealD, Inc.*	10,593,649
88,330	Salesforce.com, Inc.*	12,297,302
1,219,168	Sonic Solutions*	12,167,297
298,906	SuccessFactors, Inc.*	9,017,994

		100,828,445

Specialty Retail* — 2.9%
611,520	GameStop Corp.	12,181,478

Wireless Telecommunication Services* — 4.5%
200,706	American Tower Corp.	10,149,702
218,251	SBA Communications Corp.	8,544,527

		18,694,229

TOTAL COMMON STOCKS		$417,415,590

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 1.1%
Repurchase Agreement — 1.1%
Joint Repurchase Agreement Account II
$4,600,000	0.242%	12/01/10	$4,600,000
Maturity Value: $4,600,031

TOTAL INVESTMENTS — 100.5%			$422,015,590

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%			(2,175,508)

NET ASSETS — 100.0%			$419,840,082

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Joint repurchase agreement was entered into on November 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$376,421,933

Gross unrealized gain	60,224,407
Gross unrealized loss	(14,630,750)

Net unrealized security gain	$45,593,657

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 100.1%
Aerospace & Defense — 5.1%
3,378	Honeywell International, Inc.	$167,921
1,791	The Boeing Co.	114,212

		282,133

Automobiles* — 2.0%
5,257	Ford Motor Co.	83,797
835	General Motors Co.	28,557

		112,354

Beverages — 2.4%
2,032	PepsiCo., Inc.	131,328

Biotechnology* — 2.2%
963	Amgen, Inc.	50,740
1,135	Biogen Idec, Inc.	72,606

		123,346

Capital Markets — 4.0%
1,718	Bank of New York Mellon Corp.	46,369
1,191	Invesco Ltd.	25,892
1,752	Morgan Stanley & Co.	42,854
1,050	Northern Trust Corp.	52,815
3,609	The Charles Schwab Corp.	54,243

		222,173

Chemicals — 1.1%
1,999	The Dow Chemical Co.	62,329

Commercial Banks — 1.1%
936	SunTrust Banks, Inc.	21,865
1,669	U.S. Bancorp	39,689

		61,554

Commercial Services & Supplies — 1.0%
2,594	Iron Mountain, Inc.	57,613

Communications Equipment — 4.2%
3,721	Cisco Systems, Inc.*	71,294
3,475	QUALCOMM, Inc.	162,422

		233,716

Computers & Peripherals* — 5.0%
530	Apple, Inc.	164,910
2,833	EMC Corp.	60,881
995	NetApp, Inc.	50,675

		276,466

Consumer Finance* — 0.7%
3,464	SLM Corp.	40,009

Diversified Financial Services — 5.7%
8,436	Bank of America Corp.	92,374
345	CME Group, Inc.	99,381
3,391	JPMorgan Chase & Co.	126,756

		318,511

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — 1.0%
806	Entergy Corp.	$57,419

Electrical Equipment — 1.0%
1,018	Emerson Electric Co.	56,061

Energy Equipment & Services — 4.1%
2,093	Halliburton Co.	79,199
1,930	Schlumberger Ltd.	149,266

		228,465

Food & Staples Retailing — 3.4%
1,817	Costco Wholesale Corp.	122,847
965	CVS Caremark Corp.	29,915
632	Wal-Mart Stores, Inc.	34,185

		186,947

Food Products — 2.8%
710	Archer-Daniels-Midland Co.	20,583
3,204	General Mills, Inc.	113,197
691	Unilever NV	19,611

		153,391

Health Care Equipment & Supplies — 2.7%
2,004	Baxter International, Inc.	97,294
1,421	St. Jude Medical, Inc.*	54,979

		152,273

Health Care Providers & Services* — 1.4%
1,426	WellPoint, Inc.	79,485

Hotels, Restaurants & Leisure — 1.0%
1,143	Yum! Brands, Inc.	57,241

Household Products — 1.5%
1,388	The Procter & Gamble Co.	84,765

Industrial Conglomerates — 3.0%
10,701	General Electric Co.	169,397

Insurance — 6.3%
1,484	Aflac, Inc.	76,426
759	Everest Re Group Ltd.	63,369
2,297	Prudential Financial, Inc.	116,412
1,771	The Hartford Financial Services Group, Inc.	39,422
1,041	The Travelers Cos., Inc.	56,204

		351,833

Internet Software & Services* — 2.3%
230	Google, Inc.	127,813

IT Services — 1.7%
401	MasterCard, Inc.	95,049

Life Sciences Tools & Services* — 0.8%
903	Thermo Fisher Scientific, Inc.	45,927

Machinery — 1.0%
1,126	Illinois Tool Works, Inc.	53,631

Media — 2.5%
2,306	Comcast Corp.	46,120

GOLDMAN SACHS U.S. EQUITY FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
3,526	DISH Network Corp.*	$64,843
769	Viacom, Inc. Class B	29,091

		140,054

Oil, Gas & Consumable Fuels — 6.2%
1,003	Newfield Exploration Co.*	67,030
1,668	Occidental Petroleum Corp.	147,068
1,638	Range Resources Corp.	68,780
1,715	Southwestern Energy Co.*	62,083

		344,961

Personal Products — 1.4%
2,637	Avon Products, Inc.	75,313

Pharmaceuticals — 4.5%
2,111	Johnson & Johnson	129,932
3,558	Merck & Co., Inc.	122,644

		252,576

Semiconductors & Semiconductor Equipment — 2.9%
1,614	Broadcom Corp.	71,807
3,348	Xilinx, Inc.	90,798

		162,605

Software — 3.0%
1,725	Adobe Systems, Inc.*	47,834
1,660	Microsoft Corp.	41,849
2,771	Oracle Corp.	74,928

		164,611

Specialty Retail — 4.8%
1,295	Bed Bath & Beyond, Inc.*	56,643
4,446	Lowe’s Cos., Inc.	100,924
4,851	Staples, Inc.	106,771

		264,338

Textiles, Apparel & Luxury Goods — 3.0%
1,164	NIKE, Inc. Class B	100,255
623	Polo Ralph Lauren Corp.	68,057

		168,312

Wireless Telecommunication Services* — 3.3%
1,744	American Tower Corp.	88,194
558	SBA Communications Corp.	21,846
18,884	Sprint Nextel Corp.	71,381

		181,421

TOTAL COMMON STOCKS		$5,575,420

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 1.8%
Repurchase Agreement — 1.8%
Joint Repurchase Agreement Account II
$100,000	0.242%	12/01/10	$100,000
Maturity Value: $100,001

TOTAL INVESTMENTS — 101.9%			$5,675,420

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%			(104,034)

NET ASSETS — 100.0%			$5,571,386

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,494,517

Gross unrealized gain	464,495
Gross unrealized loss	(283,592)

Net unrealized security gain	$180,903

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of November 30, 2010:

All Cap Growth	Level 1	Level 2	Level 3

Assets
Common Stock	$21,703,704	$—	$—
Short-term Investments	—	100,000	—

Capital Growth	Level 1	Level 2	Level 3

Assets
Common Stock	$1,261,987,572	$—	$—
Short-term Investments	—	24,400,000	—

Concentrated Growth	Level 1	Level 2	Level 3

Assets
Common Stock	$263,658,408	$—	$—
Short-term Investments	—	3,000,000	—

Growth Opportunities	Level 1	Level 2	Level 3

Assets
Common Stock	$3,804,467,832	$—	$—
Short-term Investments	—	207,200,000	—

Small/Mid Cap Growth	Level 1	Level 2	Level 3

Assets
Common Stock	$710,720,011	$—	$—
Short-term Investments	—	40,800,000	—

Strategic Growth	Level 1	Level 2	Level 3

Assets
Common Stock	$493,313,868	$—	$—
Short-term Investments	—	13,900,000	—

Technology Tollkeeper	Level 1	Level 2	Level 3

Assets
Common Stock	$417,415,590	$—	$—
Short-term Investments	—	4,600,000	—

U.S. Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$5,575,420	$—	$—
Short-term Investments	—	100,000	—

Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2010, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

All Cap Growth	$100,000

Capital Growth	24,400,000

Concentrated Growth	3,000,000

Growth Opportunities	207,200,000

Small/Mid Cap Growth	40,800,000

Strategic Growth	13,900,000

Technology Tollkeeper	4,600,000

U.S. Equity	100,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Barclays Capital, Inc.	$11,093,500,000	0.230%	12/01/10	$11,093,570,875

BNP Paribas Securities Co.	7,000,000,000	0.240	12/01/10	7,000,046,667

BNP Paribas Securities Co.	3,500,000,000	0.250	12/01/10	3,500,024,306

Citibank N.A.	250,000,000	0.260	12/01/10	250,001,806

Citigroup Global Markets, Inc.	1,750,000,000	0.260	12/01/10	1,750,012,639

Credit Suisse Securities (USA) LLC	250,000,000	0.230	12/01/10	250,001,597

Credit Suisse Securities (USA) LLC	270,000,000	0.240	12/01/10	270,001,800

Deutsche Bank Securities, Inc.	3,435,000,000	0.250	12/01/10	3,435,023,854

JPMorgan Securities	455,000,000	0.250	12/01/10	455,003,160

Merrill Lynch & Co., Inc.	2,840,000,000	0.250	12/01/10	2,840,019,722

RBS Securities, Inc.	1,000,000,000	0.260	12/01/10	1,000,007,222

UBS Securities LLC	305,000,000	0.230	12/01/10	305,001,949

UBS Securities LLC	500,000,000	0.240	12/01/10	500,003,333

UBS Securities LLC	500,000,000	0.250	12/01/10	500,003,473

Wells Fargo Securities LLC	3,450,000,000	0.250	12/01/10	3,450,023,959

TOTAL				$36,598,746,362

At November 30, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	4.550 to 7.350%	03/07/11 to 10/29/37

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	12/22/10 to 09/14/35

Federal Home Loan Mortgage Corp.	0.000 to 8.000	12/02/10 to 12/01/40

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	01/15/12 to 03/15/31

Federal Home Loan Mortgage Corp. Principal-Only Stripped Security	0.000	11/15/13

Federal National Mortgage Association	0.000 to 10.350	12/15/10 to 06/01/50

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	11/15/12 to 11/15/30

Federal National Mortgage Association Principal-Only Stripped Security	0.000	03/23/28

Government National Mortgage Association	4.000 to 6.000	03/15/24 to 11/20/40

U.S. Treasury Bills	0.000	12/02/10 to 09/22/11

U.S. Treasury Bonds	4.375 to 4.500	08/15/39 to 05/15/40

U.S. Treasury Inflation Protected Securities	1.250 to 3.875	07/15/13 to 04/15/29

U.S. Treasury Interest-Only Stripped Securities	0.000	02/15/11 to 11/15/26

U.S. Treasury Notes	0.375 to 9.000	03/31/11 to 08/15/20

U.S. Treasury Principal-Only Stripped Security	0.000	02/15/11

The aggregate market value of the collateral, including accrued interest, was $37,342,083,679.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
Portfolio Concentration Risk — The Technology Tollkeeper Fund invests primarily in equity investments in “Technology Tollkeeper” companies. In general, the investment adviser defines a Technology Tollkeeper company as a high-quality technology, media, or service company that adopts or uses technology to improve its cost structure, revenue, opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Tollkeeper Fund’s investment performance will be closely tied to many factors which affect those companies. The Technology Tollkeeper Fund may also invest in a relatively few number of issuers. As a result, the Technology Tollkeeper Fund’s net asset value is more likely to have greater fluctuations than that of a Fund which is more diversified or invests in other industries.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principle Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPLE EXECUTIVE OFFICER

Date	January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPLE EXECUTIVE OFFICER

Date	January 26, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	January 26, 2011

* Print the name and title of each signing officer under his or her signature.